UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  MARCH 31, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED MARCH 31, 2011



[LOGO OF USAA]
   USAA(R)




PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA GLOBAL OPPORTUNITIES FUND
MARCH 31, 2011



                                                                      (Form N-Q)

88396-0511                                   (C)2011, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA GLOBAL OPPORTUNITIES FUND
March 31, 2011 (unaudited)

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES    SECURITY                                                                       (000)
-------------------------------------------------------------------------------------------------
             EQUITY SECURITIES (96.9%)

             COMMON STOCKS (48.2%)

             CONSUMER DISCRETIONARY (5.8%)
             -----------------------------
             ADVERTISING (0.0%)
     4,700   Interpublic Group of Companies, Inc.                                        $     59
                                                                                         --------
             APPAREL RETAIL (0.4%)
     2,800   Abercrombie & Fitch Co. "A"                                                      164
    18,100   American Eagle Outfitters, Inc.(a)                                               288
     3,000   Gap, Inc.(a)                                                                      68
    31,700   TJX Companies, Inc.(a)                                                         1,576
                                                                                         --------
                                                                                            2,096
                                                                                         --------
             APPAREL, ACCESSORIES & LUXURY GOODS (0.4%)
       458   Christian Dior S.A.(a)                                                            65
     3,734   Compagnie Financiere Richemont S.A.                                              216
     2,300   Polo Ralph Lauren Corp.                                                          284
     1,955   Swatch Group Ltd.(a)                                                             155
    14,100   VF Corp.(a)                                                                    1,389
                                                                                         --------
                                                                                            2,109
                                                                                         --------
             AUTO PARTS & EQUIPMENT (0.4%)
     2,100   Aisin Seiki Co. Ltd.(a)                                                           73
    19,200   Autoliv, Inc.(a)                                                               1,425
       800   BorgWarner, Inc.*                                                                 64
    20,000   NHK Spring Co.                                                                   198
     3,000   NOK Corp.(a)                                                                      53
     4,500   Toyota Industries Corp.(a)                                                       136
     3,600   TRW Automotive Holdings Corp.*                                                   199
                                                                                         --------
                                                                                            2,148
                                                                                         --------
             AUTOMOBILE MANUFACTURERS (0.3%)
     1,095   Bayerische Motoren Werke AG(a)                                                    91
     5,824   Daimler AG*(a)                                                                   411
     8,000   Fuji Heavy Industries Ltd.                                                        52
     5,000   Honda Motor Co. Ltd.(a)                                                          188
    44,000   Isuzu Motors Ltd.(b)                                                             174
     4,200   Nissan Motor Co. Ltd.                                                             37
     1,863   Peugeot S.A. ADR*                                                                 74
     3,852   Renault S.A.*(a)                                                                 213
     1,300   Suzuki Motor Corp.                                                                29
     5,200   Toyota Motor Corp.(a)                                                            209
       116   Volkswagen AG(a)                                                                  18
                                                                                         --------
                                                                                            1,496
                                                                                         --------
             AUTOMOTIVE RETAIL (0.1%)
       700   AutoZone, Inc.*                                                                  192
                                                                                         --------
             BROADCASTING (0.3%)
     5,700   CBS Corp. "B"                                                                    143

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1  | USAA Global Opportunities Fund

================================================================================

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES    SECURITY                                                                       (000)
-------------------------------------------------------------------------------------------------
    19,900   Discovery Communications, Inc. "A"*                                         $    794
        53   Fuji Television Network, Inc.                                                     74
   176,655   ITV plc*                                                                         219
     2,868   ProSiebenSat.1 Media AG                                                           84
     3,710   Societe Television Francaise 1                                                    68
                                                                                         --------
                                                                                            1,382
                                                                                         --------
             CABLE & SATELLITE (0.5%)
   104,700   Comcast Corp. "A"(a)                                                           2,588
                                                                                         --------
             CASINOS & GAMING (0.2%)
     2,700   Las Vegas Sands Corp.*                                                           114
    54,000   SJM Holdings Ltd.                                                                 96
    64,800   Wynn Macau Ltd.                                                                  181
     2,900   Wynn Resorts Ltd.                                                                369
                                                                                         --------
                                                                                              760
                                                                                         --------
             CATALOG RETAIL (0.1%)
    36,400   Liberty Media Corp. - Interactive "A"*                                           584
                                                                                         --------
             COMPUTER & ELECTRONICS RETAIL (0.0%)
       260   Yamada Denki Co. Ltd.(a)                                                          18
                                                                                         --------
             CONSUMER ELECTRONICS (0.0%)
     1,600   Sony Corp.                                                                        51
                                                                                         --------
             DEPARTMENT STORES (0.2%)
    10,400   Kohl's Corp.(a)                                                                  552
     3,726   Next plc(a)                                                                      118
       432   PPR(a)                                                                            66
                                                                                         --------
                                                                                              736
                                                                                         --------
             DISTRIBUTORS (0.1%)
    11,200   Genuine Parts Co.                                                                601
                                                                                         --------
             GENERAL MERCHANDISE STORES (0.0%)
     2,200   Dollar Tree, Inc.*                                                               122
                                                                                         --------
             HOME IMPROVEMENT RETAIL (0.4%)
    45,200   Home Depot, Inc.                                                               1,675
    42,761   Kingfisher plc(a)                                                                169
                                                                                         --------
                                                                                            1,844
                                                                                         --------
             HOMEBUILDING (0.0%)
     2,000   Sekisui Chemical Co. Ltd.                                                         16
                                                                                         --------
             HOMEFURNISHING RETAIL (0.3%)
    13,400   Aaron's, Inc.                                                                    340
     3,200   Bed Bath & Beyond, Inc.*                                                         154
    21,000   Williams-Sonoma, Inc.                                                            851
                                                                                         --------
                                                                                            1,345
                                                                                         --------
             HOTELS, RESORTS, & CRUISE LINES (0.2%)
     3,713   Intercontinental Hotels Group plc                                                 76
     8,200   Marriott International, Inc. "A"(a)                                              292
    13,600   Starwood Hotels & Resorts Worldwide, Inc.                                        790
                                                                                         --------
                                                                                            1,158
                                                                                         --------
             HOUSEWARES & SPECIALTIES (0.1%)
     9,600   Tupperware Brands Corp.                                                          573
                                                                                         --------
             INTERNET RETAIL (0.3%)
     7,400   Dena Co. Ltd.(b)                                                                 267
     2,400   Priceline.com, Inc.*                                                           1,216
                                                                                         --------
                                                                                            1,483
                                                                                         --------
             LEISURE FACILITIES (0.1%)
    14,700   International Speedway Corp. "A"(a)                                              438
                                                                                         --------

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES    SECURITY                                                                       (000)
-------------------------------------------------------------------------------------------------
             LEISURE PRODUCTS (0.0%)
     4,800   Sega Sammy Holdings, Inc.                                                   $     83
                                                                                         --------
             MOVIES & ENTERTAINMENT (1.1%)
    27,266   Time Warner, Inc.(a)                                                             973
    21,500   Viacom, Inc. "B"                                                               1,000
    10,325   Vivendi S.A.(a)                                                                  295
    67,300   Walt Disney Co.(a)                                                             2,900
                                                                                         --------
                                                                                            5,168
                                                                                         --------
             PUBLISHING (0.0%)
    17,118   Fairfax Media Ltd.(a)                                                             23
       971   Rea Group Ltd.                                                                    13
                                                                                         --------
                                                                                               36
                                                                                         --------
             RESTAURANTS (0.2%)
     1,800   Brinker International, Inc.                                                       45
     4,600   McDonald's Corp.                                                                 350
     9,000   Starbucks Corp.(a)                                                               333
     1,300   Yum! Brands, Inc.                                                                 67
                                                                                         --------
                                                                                              795
                                                                                         --------
             SPECIALIZED CONSUMER SERVICES (0.0%)
       800   Weight Watchers International, Inc.                                               56
                                                                                         --------
             SPECIALTY STORES (0.1%)
     7,600   Signet Jewelers Ltd.*(a)                                                         350
                                                                                         --------
             TEXTILES (0.0%)
     3,000   Nisshinbo Industries, Inc.                                                        29
                                                                                         --------
             Total Consumer Discretionary                                                  28,316
                                                                                         --------
             CONSUMER STAPLES (3.5%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.1%)
     4,200   Bunge Ltd.                                                                       304
                                                                                         --------
             BREWERS (0.1%)
     1,680   InBev N.V.(a)                                                                     96
     9,200   Molson Coors Brewing Co. "B"(a)                                                  431
                                                                                         --------
                                                                                              527
                                                                                         --------
             DISTILLERS & VINTNERS (0.1%)
    18,310   Diageo plc(a)                                                                    348
                                                                                         --------
             DRUG RETAIL (0.0%)
     4,600   Walgreen Co.                                                                     185
                                                                                         --------
             FOOD DISTRIBUTORS (0.0%)
    67,000   Olam International Ltd.                                                          149
                                                                                         --------
             FOOD RETAIL (0.4%)
     8,855   Jeronimo Martins, SGPS S.A.                                                      142
    11,464   Koninklijke Ahold N.V.(a)                                                        154
     6,600   Seven & I Holdings Co. Ltd.                                                      168
    16,697   Tesco plc(a)                                                                     102
    18,600   Whole Foods Market, Inc.                                                       1,226
                                                                                         --------
                                                                                            1,792
                                                                                         --------
             HOUSEHOLD PRODUCTS (0.3%)
     1,728   Henkel AG & Co.(a)                                                                90
    17,000   Procter & Gamble Co.(a)                                                        1,047
     4,678   Reckitt Benckiser Group plc(a)                                                   241
                                                                                         --------
                                                                                            1,378
                                                                                         --------
             HYPERMARKETS & SUPER CENTERS (0.2%)
    14,000   Aeon Co. Ltd.(a)                                                                 162

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3  | USAA Global Opportunities Fund

================================================================================

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES    SECURITY                                                                       (000)
-------------------------------------------------------------------------------------------------
       317   Metro AG(b)                                                                 $     22
    11,900   Wal-Mart Stores, Inc.(a)                                                         619
       511   Wesfarmers Ltd.(a)                                                                17
                                                                                         --------
                                                                                              820
                                                                                         --------
             PACKAGED FOODS & MEAT (1.0%)
     8,000   Ajinomoto Co. Inc.                                                                83
     4,377   Associated British Foods plc                                                      70
    16,810   Goodman Fielder Ltd.(a)                                                           21
     3,900   H.J. Heinz Co.(a)                                                                191
    18,500   Hershey Co.(a)                                                                 1,006
    31,300   Hormel Foods Corp.                                                               872
    12,800   J.M. Smucker Co.                                                                 914
    11,484   Nestle S.A.(a)                                                                   658
     3,000   Smithfield Foods, Inc.*                                                           72
    41,800   Tyson Foods, Inc. "A"(a)                                                         802
    10,249   Unilever N.V.(a)                                                                 321
     2,432   Unilever plc(a)                                                                   74
                                                                                         --------
                                                                                            5,084
                                                                                         --------
             PERSONAL PRODUCTS (0.3%)
    13,500   Estee Lauder Companies, Inc. "A"                                               1,301
     8,000   Kao Corp.(b)                                                                     199
                                                                                         --------
                                                                                            1,500
                                                                                         --------
             SOFT DRINKS (0.2%)
     2,400   Coca Cola West Holdings Co.(a)                                                    46
    13,500   Coca-Cola Co.(a)                                                                 895
                                                                                         --------
                                                                                              941
                                                                                         --------
             TOBACCO (0.8%)
     8,687   British America Tobacco plc(a)                                                   349
     5,582   Imperial Tobacco Group plc                                                       172
    19,900   Lorillard, Inc.(a)                                                             1,891
    20,800   Philip Morris International, Inc.(a)                                           1,365
     1,829   Swedish Match AB                                                                  61
                                                                                         --------
                                                                                            3,838
                                                                                         --------
             Total Consumer Staples                                                        16,866
                                                                                         --------
             ENERGY (6.0%)
             -------------
             INTEGRATED OIL & GAS (4.3%)
     2,957   BG Group plc(a)                                                                   74
    70,769   BP plc(a)                                                                        515
    51,500   Chevron Corp.(a)                                                               5,533
    41,000   ConocoPhillips(a)                                                              3,274
    11,226   ENI S.p.A.(a)                                                                    276
    84,600   Exxon Mobil Corp.(a)                                                           7,117
    17,600   Hess Corp.(a)                                                                  1,500
    13,000   Occidental Petroleum Corp.(a)                                                  1,358
    10,576   Royal Dutch Shell plc "A"(a)                                                     384
    11,230   Royal Dutch Shell plc "B"(a)                                                     407
     7,487   Statoil ASA(a)                                                                   208
    12,238   Total S.A.(a)                                                                    745
                                                                                         --------
                                                                                           21,391
                                                                                         --------
             OIL & GAS DRILLING (0.6%)
    17,300   Helmerich & Payne, Inc.(a)                                                     1,188
    17,200   Nabors Industries Ltd.*                                                          523
    29,000   Patterson-UTI Energy, Inc.                                                       852
     5,700   Rowan Companies, Inc.*                                                           252
       511   Transocean Ltd.*                                                                  40
                                                                                         --------
                                                                                            2,855
                                                                                         --------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES    SECURITY                                                                       (000)
-------------------------------------------------------------------------------------------------
             OIL & GAS EQUIPMENT & SERVICES (0.5%)
     1,927   AMEC plc                                                                    $     37
     1,800   Cameron International Corp.*                                                     103
    14,300   National-Oilwell Varco, Inc.                                                   1,133
     1,273   SBM Offshore N.V.                                                                 37
    11,300   Seacor Holdings, Inc.(a)                                                       1,045
                                                                                         --------
                                                                                            2,355
                                                                                         --------
             OIL & GAS EXPLORATION & PRODUCTION (0.2%)
     4,900   Anadarko Petroleum Corp.(a)                                                      401
    16,900   Chesapeake Energy Corp.                                                          567
     6,186   Santos Ltd.                                                                      100
                                                                                         --------
                                                                                            1,068
                                                                                         --------
             OIL & GAS REFINING & MARKETING (0.4%)
    10,269   Caltex Australia(a)                                                              166
    64,000   Cosmo Oil Co. Ltd.                                                               199
       800   Idemitsu Kosan Co. Ltd.                                                           94
    42,000   JX Holdings, Inc.                                                                283
     1,400   Showa Shell Sekiyu K.K.                                                           14
     9,600   Tesoro Corp.*                                                                    257
     5,000   TonenGeneral Sekiyu K.K.                                                          62
    27,500   Valero Energy Corp.                                                              820
                                                                                         --------
                                                                                            1,895
                                                                                         --------
             Total Energy                                                                  29,564
                                                                                         --------
             FINANCIALS (8.8%)
             -----------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.9%)
    52,739   3i Group plc(a)                                                                  253
     9,600   Bank of New York Mellon Corp.                                                    287
     8,800   BlackRock, Inc. "A"(a)                                                         1,769
     7,200   Franklin Resources, Inc.                                                         900
    30,900   Invesco Ltd. ADR                                                                 790
    10,300   Legg Mason, Inc.(a)                                                              372
                                                                                         --------
                                                                                            4,371
                                                                                         --------
             CONSUMER FINANCE (0.2%)
    17,500   Capital One Financial Corp.(a)                                                   909
                                                                                         --------
             DIVERSIFIED BANKS (1.4%)
    17,660   Australia and New Zealand Banking Group Ltd.(a)                                  435
    14,356   Banco Bilbao Vizcaya Argentaria S.A.(a)                                          174
    21,786   Banco Santander S.A.(a)                                                          253
    74,850   Barclays plc(a)                                                                  333
     6,209   BNP Paribas S.A.(a)                                                              454
     3,176   Commonwealth Bank of Australia(a)                                                172
       183   Dexia*                                                                             1
     7,288   DnB NOR ASA(a)                                                                   112
    46,110   HSBC Holdings plc(a)                                                             474
    23,992   Israel Discount Bank "A"*                                                         50
     6,542   KBC Groep N.V.*(a)                                                               246
    23,400   Mitsubishi UFJ Financial Group, Inc.(a)                                          108
     1,295   Mizrahi Tefahot Bank Ltd.                                                         15
   158,400   Mizuho Trust & Banking Co., Ltd.(a)                                              263
     5,174   National Australia Bank Ltd.(a)                                                  138
    16,049   Natixis*(a)                                                                       91
    18,336   Nordea Bank AB(a)                                                                201
    24,211   Skandinaviska Enskilda Banken "A"(a)                                             216
     6,582   Societe Generale(a)                                                              428
       590   Standard Chartered plc(a)                                                         15
    13,800   Sumitomo Mitsui Financial Group, Inc.(a)                                         429
    11,448   Swedbank AB "A"(a)                                                               196
    55,600   Wells Fargo & Co.(a)                                                           1,762

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5  | USAA Global Opportunities Fund

================================================================================

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES    SECURITY                                                                       (000)
-------------------------------------------------------------------------------------------------
     3,483   Westpac Banking Corp.(a)                                                    $     88
                                                                                         --------
                                                                                            6,654
                                                                                         --------
             DIVERSIFIED CAPITAL MARKETS (0.1%)
     1,626   Credit Suisse Group(a)                                                            69
     5,741   Deutsche Bank AG(a)                                                              338
     8,031   UBS AG*(b)                                                                       144
                                                                                         --------
                                                                                              551
                                                                                         --------
             DIVERSIFIED REAL ESTATE ACTIVITIES (0.1%)
    22,500   Kerry Properties Ltd.                                                            113
     2,203   Lend Lease Group                                                                  21
     3,000   Sun Hung Kai Properties Ltd.                                                      47
     3,500   Swire Pacific Ltd.                                                                51
    45,000   UOL Group Ltd.(a)                                                                170
    15,000   Wharf (Holdings) Ltd.(a)                                                         104
    48,000   Wheelock & Co. Ltd.(a)                                                           180
                                                                                         --------
                                                                                              686
                                                                                         --------
             LIFE & HEALTH INSURANCE (0.4%)
     7,200   AFLAC, Inc.                                                                      380
   183,276   Legal & General Group plc(a)                                                     339
    13,800   Lincoln National Corp.                                                           414
   115,776   Old Mutual plc                                                                   253
     4,400   Prudential Financial, Inc.                                                       271
     1,162   Swiss Life Holding*                                                              192
                                                                                         --------
                                                                                            1,849
                                                                                         --------
             MULTI-LINE INSURANCE (0.4%)
     3,053   Allianz Holding AG(a)                                                            428
     3,500   American National Insurance Co.(a)                                               277
    33,431   Aviva plc(a)                                                                     232
     5,201   AXA S.A.                                                                         109
    22,800   Hartford Financial Services Group, Inc.(a)                                       614
    40,742   Royal & Sun Alliance Insurance Group(a)                                           86
     1,251   Sampo OYJ "A"(a)                                                                  40
     1,304   Zurich Financial Services AG(a)                                                  365
                                                                                         --------
                                                                                            2,151
                                                                                         --------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.5%)
   132,700   Bank of America Corp.(a)                                                       1,769
    61,100   Citigroup, Inc.*(a)                                                              270
    30,613   ING Groep N.V.*(a)                                                               387
   101,200   JPMorgan Chase & Co.(a)                                                        4,665
       340   ORIX Corp.(b)                                                                     32
                                                                                         --------
                                                                                            7,123
                                                                                         --------
             PROPERTY & CASUALTY INSURANCE (1.1%)
     1,300   AXIS Capital Holdings Ltd.                                                        45
    14,500   Berkshire Hathaway, Inc. "B"*(a)                                               1,213
     2,100   Chubb Corp.(a)                                                                   129
     9,600   CNA Financial Corp.                                                              284
    51,900   Fidelity National Financial, Inc. "A"                                            733
       700   Markel Corp.*                                                                    290
    46,000   Travelers Companies, Inc.(a)                                                   2,736
                                                                                         --------
                                                                                            5,430
                                                                                         --------
             REAL ESTATE DEVELOPMENT (0.0%)
     9,000   Cheung Kong Holdings Ltd.                                                        147
                                                                                         --------
             REAL ESTATE OPERATING COMPANIES (0.1%)
    58,210   Immofinanz AG*(a)                                                                263
                                                                                         --------
             REGIONAL BANKS (0.8%)
    11,880   Bendigo Bank Ltd.(a)                                                             117
     2,000   Chiba Bank Ltd.(a)                                                                11

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                                                   Portfolio of Investments |  6

================================================================================

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES    SECURITY                                                                       (000)
-------------------------------------------------------------------------------------------------
    30,800   Fifth Third Bancorp(a)                                                      $    428
    99,600   KeyCorp                                                                          884
    10,300   M&T Bank Corp.                                                                   911
     5,500   PNC Financial Services Group, Inc.(a)                                            346
     8,800   Resona Holdings, Inc.(a)                                                          42
    42,000   Shinsei Bank Ltd.                                                                 50
    38,400   SunTrust Banks, Inc.(a)                                                        1,108
                                                                                         --------
                                                                                            3,897
                                                                                         --------
             REINSURANCE (0.4%)
     8,300   Endurance Specialty Holdings Ltd.                                                405
     2,955   Hannover Rueckversicherungs(a)                                                   161
       201   Muenchener Rueckversicherungs-Gesellschaft AG                                     32
    18,500   Reinsurance Group of America, Inc. "A"                                         1,161
       390   Swiss Reinsurance Co. Ltd.(b)                                                     22
     2,900   Validus Holdings Ltd.                                                             97
                                                                                         --------
                                                                                            1,878
                                                                                         --------
             REITs - DIVERSIFIED (0.1%)
    37,000   BGP Holdings plc, acquired 8/06/2009; cost: $0*(b),(c)                             -
    18,058   GPT Group                                                                         59
    76,766   Stockland(a)                                                                     294
                                                                                         --------
                                                                                              353
                                                                                         --------
             REITs - INDUSTRIAL (0.0%)
    35,000   Cambridge Industrial Trust                                                        14
                                                                                         --------
             REITs - OFFICE (0.1%)
    19,700   Piedmont Office Realty Trust, "A"(a)                                             382
                                                                                         --------
             REITs - RESIDENTIAL (0.4%)
    11,500   Apartment Investment & Management Co. "A"                                        293
    14,000   AvalonBay Communities, Inc.(a)                                                 1,681
                                                                                         --------
                                                                                            1,974
                                                                                         --------
             REITs - RETAIL (0.0%)
     5,337   Westfield Group                                                                   52
     5,337   Westfield Retail Trust                                                            14
                                                                                         --------
                                                                                               66
                                                                                         --------
             REITs - SPECIALIZED (0.6%)
    51,100   HCP, Inc.(a)                                                                   1,939
    14,300   Rayonier, Inc.(a)                                                                891
                                                                                         --------
                                                                                            2,830
                                                                                         --------
             SPECIALIZED FINANCE (0.0%)
     6,000   Hong Kong Exchanges & Clearing Ltd.                                              130
       500   IntercontinentalExchange, Inc.*                                                   62
       990   Mitsubishi UFJ Lease & Finance Co., Ltd.                                          40
       200   NASDAQ OMX Group, Inc.*(a)                                                         5
                                                                                         --------
                                                                                              237
                                                                                         --------
             THRIFTS & MORTGAGE FINANCE (0.2%)
    96,500   People's United Financial, Inc.                                                1,214
                                                                                         --------
             Total Financials                                                              42,979
                                                                                         --------
             HEALTH CARE (5.1%)
             ------------------
             BIOTECHNOLOGY (1.1%)
    24,600   Biogen Idec, Inc.*(a)                                                          1,805
    17,300   Celgene Corp.*(a)                                                                995
    31,800   Cephalon, Inc.*(a)                                                             2,410
                                                                                         --------
                                                                                            5,210
                                                                                         --------
             HEALTH CARE DISTRIBUTORS (0.4%)
    16,200   AmerisourceBergen Corp.(a)                                                       641

================================================================================

7  | USAA Global Opportunities Fund

================================================================================

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES    SECURITY                                                                       (000)
-------------------------------------------------------------------------------------------------
    28,600   Cardinal Health, Inc.(a)                                                    $  1,176
                                                                                         --------
                                                                                            1,817
                                                                                         --------
             HEALTH CARE EQUIPMENT (0.7%)
     3,700   C.R. Bard, Inc.                                                                  367
    18,500   Covidien PLC                                                                     961
    35,500   Hologic, Inc.*                                                                   788
    16,000   Stryker Corp.(a)                                                                 973
     6,900   Zimmer Holdings, Inc.*                                                           418
                                                                                         --------
                                                                                            3,507
                                                                                         --------
             HEALTH CARE SUPPLIES (0.0%)
     1,174   Coloplast A/S "B"(a)                                                             170
                                                                                         --------
             HEALTH CARE TECHNOLOGY (0.2%)
     7,100   Cerner Corp.*                                                                    790
                                                                                         --------
             LIFE SCIENCES TOOLS & SERVICES (0.3%)
     2,500   Illumina, Inc.*                                                                  175
     3,400   Life Technologies Corp.*                                                         178
    14,100   Pharmaceutical Product Development, Inc.                                         391
    17,300   Thermo Fisher Scientific, Inc.*(a)                                               961
                                                                                         --------
                                                                                            1,705
                                                                                         --------
             MANAGED HEALTH CARE (0.8%)
    34,500   Aetna, Inc.(a)                                                                 1,291
    13,700   CIGNA Corp.(a)                                                                   607
     3,200   Coventry Health Care, Inc.*(a)                                                   102
     7,800   Health Net, Inc.*                                                                255
    39,400   UnitedHealth Group, Inc.(a)                                                    1,781
                                                                                         --------
                                                                                            4,036
                                                                                         --------
             PHARMACEUTICALS (1.6%)
    11,937   AstraZeneca plc(a)                                                               548
       292   Bayer AG(a)                                                                       23
    29,600   Bristol-Myers Squibb Co.(a)                                                      782
    11,800   Eli Lilly and Co.(a)                                                             415
    16,300   Endo Pharmaceuticals Holdings, Inc.*                                             622
    20,061   GlaxoSmithKline plc(a)                                                           383
    20,600   Mylan, Inc.*                                                                     467
     9,810   Novartis AG(a)                                                                   532
     3,529   Novo Nordisk A/S(a)                                                              443
     8,272   Orion Oyj "B"(b)                                                                 201
     7,700   Perrigo Co.                                                                      612
    54,400   Pfizer, Inc.(a)                                                                1,105
     3,023   Roche Holdings AG(a)                                                             432
     6,637   Sanofi-Aventis S.A.(a)                                                           465
       300   Takeda Pharmaceutical Co. Ltd.                                                    14
     2,912   Teva Pharmaceutical Industries Ltd.(a)                                           146
    12,400   Watson Pharmaceuticals, Inc.*                                                    695
                                                                                         --------
                                                                                            7,885
                                                                                         --------
             Total Health Care                                                             25,120
                                                                                         --------
             INDUSTRIALS (5.4%)
             ------------------
             AEROSPACE & DEFENSE (1.2%)
    39,778   BAE Systems plc(a)                                                               207
    12,500   General Dynamics Corp.(a)                                                        957
    14,900   Honeywell International, Inc.(a)                                                 890
     6,599   Huntington Ingalls Industries, Inc.*                                             274
    39,600   Northrop Grumman Corp.(a)                                                      2,483
     7,081   Safran S.A.(a)                                                                   250
     6,600   United Technologies Corp.                                                        559
                                                                                         --------
                                                                                            5,620
                                                                                         --------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES    SECURITY                                                                       (000)
-------------------------------------------------------------------------------------------------
             AIRLINES (0.0%)
    25,000   Cathay Pacific Airways                                                      $     60
     4,122   Deutsche Lufthansa AG*                                                            87
                                                                                         --------
                                                                                              147
                                                                                         --------
             BUILDING PRODUCTS (0.0%)
     6,000   Asahi Glass Co. Ltd.                                                              76
                                                                                         --------
             CONSTRUCTION & ENGINEERING (0.1%)
    12,515   Balfour Beatty plc                                                                69
       411   Bouygues S.A.(a)                                                                  20
     8,200   URS Corp.*                                                                       377
                                                                                         --------
                                                                                              466
                                                                                         --------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.5%)
     3,700   Caterpillar, Inc.                                                                412
    22,000   COSCO Corp. Ltd.                                                                  36
    14,700   Deere & Co.(a)                                                                 1,424
     4,299   Fiat Industrial*                                                                  62
     1,500   Joy Global, Inc.(a)                                                              148
     3,000   Komatsu Ltd.                                                                     102
    76,000   Yangzijiang Shipbuilding Holdings Ltd.                                           109
                                                                                         --------
                                                                                            2,293
                                                                                         --------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.3%)
     2,500   Cooper Industries plc                                                            162
     8,600   Emerson Electric Co.(a)                                                          503
     2,200   Roper Industries, Inc.                                                           190
     1,632   Schneider Electric S.A.(a)                                                       279
    16,400   SunPower Corp. "A"*                                                              281
                                                                                         --------
                                                                                            1,415
                                                                                         --------
             ENVIRONMENTAL & FACILITIES SERVICES (0.0%)
     1,900   Stericycle, Inc.*                                                                169
                                                                                         --------
             HEAVY ELECTRICAL EQUIPMENT (0.1%)
     1,696   ABB Ltd.*(b)                                                                      41
    34,000   Mitsubishi Electric Corp.(a)                                                     401
                                                                                         --------
                                                                                              442
                                                                                         --------
             HUMAN RESOURCE & EMPLOYMENT SERVICES (0.0%)
     1,012   Adecco S.A.                                                                       67
                                                                                         --------
             INDUSTRIAL CONGLOMERATES (1.3%)
     8,500   3M Co.                                                                           795
       787   Delek Group Ltd.                                                                 213
   187,900   General Electric Co.(a)                                                        3,767
    13,300   McDermott International, Inc.*                                                   338
     3,542   Siemens AG(a)                                                                    485
    20,100   Tyco International Ltd.                                                          900
                                                                                         --------
                                                                                            6,498
                                                                                         --------
             INDUSTRIAL MACHINERY (0.7%)
     8,747   Atlas Copco AB "A"(a)                                                            232
     2,062   Atlas Copco AB "B"                                                                50
     2,600   Danaher Corp.(a)                                                                 135
    18,700   Dover Corp.                                                                    1,229
    10,500   Eaton Corp.                                                                      582
     2,800   FANUC Ltd.(a)                                                                    424
     1,551   GEA Group AG                                                                      51
     2,061   Hexagon AB "B"                                                                    49
     2,549   Invensys plc                                                                      14
     6,000   Ishikawajima-Harima Heavy Industries Co. Ltd.                                     15
     2,621   Kone Oyj "B"(a)                                                                  151
       765   Metso Corp.(a)                                                                    41
     4,000   Parker-Hannifin Corp.                                                            379

================================================================================

9  | USAA Global Opportunities Fund

================================================================================

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES    SECURITY                                                                       (000)
-------------------------------------------------------------------------------------------------
     1,000   SMC Corp.(a)                                                                $    165
                                                                                         --------
                                                                                            3,517
                                                                                         --------
             MARINE (0.2%)
         2   A.P. Moller-Maersk A/S "B"                                                        18
         6   A.P. Moller-Maersk Group                                                          57
    16,000   Kawasaki Kisen Kaish Ltd.(a)                                                      59
     6,500   Kirby Corp.*                                                                     372
    11,000   Nippon Yusen Kabushiki Kaisha                                                     43
    21,500   Orient Overseas International Ltd.(a)                                            226
                                                                                         --------
                                                                                              775
                                                                                         --------
             MARINE PORTS & SERVICES (0.0%)
     4,000   Kamigumi Co. Ltd.(b)                                                              34
                                                                                         --------
             RAILROADS (0.6%)
        21   Central Japan Railway Co.                                                        166
     7,900   CSX Corp.                                                                        621
    20,700   Union Pacific Corp.                                                            2,036
                                                                                         --------
                                                                                            2,823
                                                                                         --------
             RESEARCH & CONSULTING SERVICES (0.0%)
       465   Bureau Veritas S.A.                                                               36
     4,579   ITE Group plc                                                                     18
                                                                                         --------
                                                                                               54
                                                                                         --------
             TRADING COMPANIES & DISTRIBUTORS (0.4%)
     8,400   Itochu Corp.                                                                      88
    29,000   Marubeni Corp.(a)                                                                209
     5,800   Mitsubishi Corp.(a)                                                              161
     5,500   Mitsui & Co. Ltd.(a)                                                              99
    25,000   Noble Group Ltd.                                                                  42
    14,800   Sumitomo Corp.(a)                                                                211
     7,000   W.W. Grainger, Inc.(a)                                                           964
     1,092   Wolseley plc*                                                                     37
                                                                                         --------
                                                                                            1,811
                                                                                         --------
             TRUCKING (0.0%)
     4,746   DSV Air & Sea(b)                                                                 117
    17,925   FirstGroup plc(a)                                                                 94
                                                                                         --------
                                                                                              211
                                                                                         --------
             Total Industrials                                                             26,418
                                                                                         --------
             INFORMATION TECHNOLOGY (7.9%)
             -----------------------------
             APPLICATION SOFTWARE (0.1%)
     4,600   Citrix Systems, Inc.*                                                            338
       358   Dassault Systemes S.A.                                                            27
     4,200   Intuit, Inc.*                                                                    223
     1,006   SAP AG(a)                                                                         62
                                                                                         --------
                                                                                              650
                                                                                         --------
             COMMUNICATIONS EQUIPMENT (0.3%)
    49,700   Brocade Communications Systems, Inc.*                                            306
    33,500   Cisco Systems, Inc.(a)                                                           575
    17,100   EchoStar Corp. "A"*(a)                                                           647
       100   F5 Networks, Inc.*                                                                10
     8,206   Nokia Oyj(a)                                                                      70
                                                                                         --------
                                                                                            1,608
                                                                                         --------
             COMPUTER HARDWARE (1.0%)
    12,200   Apple, Inc.*(a)                                                                4,251
    25,000   Dell, Inc.*                                                                      363
    14,000   Toshiba Corp.                                                                     68
                                                                                         --------
                                                                                            4,682
                                                                                         --------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES    SECURITY                                                                       (000)
-------------------------------------------------------------------------------------------------
             COMPUTER STORAGE & PERIPHERALS (0.8%)
    90,100   EMC Corp.*                                                                  $  2,392
    12,700   Lexmark International, Inc. "A"*(a)                                              470
     5,016   Logitech International S.A.*                                                      90
    29,900   QLogic Corp.*                                                                    555
     4,900   SanDisk Corp.*                                                                   226
                                                                                         --------
                                                                                            3,733
                                                                                         --------
             DATA PROCESSING & OUTSOURCED SERVICES (1.1%)
    25,800   Automatic Data Processing, Inc.(a)                                             1,324
    31,000   Fiserv, Inc.*                                                                  1,944
     1,200   MasterCard, Inc. "A"                                                             302
    22,500   Visa, Inc. "A"                                                                 1,657
                                                                                         --------
                                                                                            5,227
                                                                                         --------
             ELECTRONIC COMPONENTS (0.7%)
    21,800   AVX Corp.(a)                                                                     325
   110,500   Corning, Inc.(a)                                                               2,280
     2,600   Hamamatsu Photonics                                                              103
     2,500   Kyocera Corp.(a)                                                                 253
       800   Murata Manufacturing Co., Ltd.(a)                                                 57
    19,100   Vishay Intertechnology, Inc.*(a)                                                 339
                                                                                         --------
                                                                                            3,357
                                                                                         --------
             ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
     6,600   Agilent Technologies, Inc.*                                                      295
       600   Hitachi High-Technologies Corp.                                                   12
    54,000   Hitachi Ltd.(a)                                                                  281
       300   Keyence Corp.                                                                     77
                                                                                         --------
                                                                                              665
                                                                                         --------
             ELECTRONIC MANUFACTURING SERVICES (0.0%)
     9,000   Molex, Inc.                                                                      226
                                                                                         --------
             INTERNET SOFTWARE & SERVICES (0.5%)
     5,800   eBay, Inc.*                                                                      180
     2,100   Google, Inc. "A"*(a)                                                           1,231
    28,200   IAC/InterActiveCorp.*(a)                                                         871
                                                                                         --------
                                                                                            2,282
                                                                                         --------
             IT CONSULTING & OTHER SERVICES (1.0%)
    29,000   International Business Machines Corp.(a)                                       4,729
                                                                                         --------
             OFFICE ELECTRONICS (0.1%)
     6,100   Canon, Inc.                                                                      266
                                                                                         --------
             SEMICONDUCTOR EQUIPMENT (0.5%)
    67,800   Applied Materials, Inc.(a)                                                     1,059
     9,000   ASM Pacific Technology Ltd.(a)                                                   113
     7,669   ASML Holding N.V.*(a)                                                            338
    12,600   KLA-Tencor Corp.                                                                 597
     9,500   Lam Research Corp.*(a)                                                           538
       500   Tokyo Electron Ltd.(a)                                                            28
                                                                                         --------
                                                                                            2,673
                                                                                         --------
             SEMICONDUCTORS (0.6%)
    22,900   Analog Devices, Inc.(a)                                                          902
     1,585   Arm Holdings PLC                                                                  15
   102,500   Intel Corp.(a)                                                                 2,067
     2,300   International Rectifier Corp.*                                                    76
    10,105   STMicroelectronics N.V.(a)                                                       125
                                                                                         --------
                                                                                            3,185
                                                                                         --------
             SYSTEMS SOFTWARE (1.1%)
     1,500   BMC Software, Inc.*                                                               75
    19,000   CA, Inc.                                                                         459

================================================================================

11  | USAA Global Opportunities Fund

================================================================================

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES    SECURITY                                                                       (000)
-------------------------------------------------------------------------------------------------
   147,300   Microsoft Corp.(a)                                                          $  3,736
    82,500   Novell, Inc.*                                                                    489
    36,400   Symantec Corp.*                                                                  675
                                                                                         --------
                                                                                            5,434
                                                                                         --------
             TECHNOLOGY DISTRIBUTORS (0.0%)
     7,400   Ingram Micro, Inc. "A"*(a)                                                       156
                                                                                         --------
             Total Information Technology                                                  38,873
                                                                                         --------
             MATERIALS (2.4%)
             ----------------
             ALUMINUM (0.1%)
    32,900   Alcoa, Inc.(a)                                                                   581
                                                                                         --------
             COMMODITY CHEMICALS (0.0%)
    30,000   Asahi Kasei Corp.(a)                                                             202
                                                                                         --------
             CONSTRUCTION MATERIALS (0.0%)
    20,000   Taiheiyo Cement Corp.                                                             34
                                                                                         --------
             DIVERSIFIED CHEMICALS (0.7%)
     6,213   BASF SE(b)                                                                       537
    28,700   Dow Chemical Co.                                                               1,084
     7,200   E.I. du Pont de Nemours & Co.(a)                                                 396
     1,166   Lanxess AG(b)                                                                     87
    28,500   Mitsubishi Chemical Holdings Corp.                                               179
     9,200   PPG Industries, Inc.(a)                                                          876
                                                                                         --------
                                                                                            3,159
                                                                                         --------
             DIVERSIFIED METALS & MINING (0.7%)
     2,121   Anglo American Capital plc(a)                                                    109
    18,320   BHP Billiton Ltd.(a)                                                             882
    12,574   BHP Billiton plc(a)                                                              496
    16,000   Freeport-McMoRan Copper & Gold, Inc.(a)                                          889
   137,611   Oxiana Ltd.(a)                                                                   227
     4,751   Rio Tinto Ltd.(a)                                                                417
     6,549   Rio Tinto plc(a)                                                                 460
     2,000   Sumitomo Metal Mining Co. Ltd.                                                    35
     4,802   Xstrata plc                                                                      112
                                                                                         --------
                                                                                            3,627
                                                                                         --------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.2%)
     2,156   Israel Chemicals Ltd.                                                             35
     1,743   K&S AG                                                                           132
    10,500   Monsanto Co.(a)                                                                  759
       380   Yara International ASA                                                            19
                                                                                         --------
                                                                                              945
                                                                                         --------
             GOLD (0.0%)
     1,100   Newmont Mining Corp.(a)                                                           60
                                                                                         --------
             INDUSTRIAL GASES (0.0%)
     1,065   Linde AG(a)                                                                      168
                                                                                         --------
             METAL & GLASS CONTAINERS (0.1%)
     5,500   Crown Holdings, Inc.*                                                            212
     8,419   Rexam plc(a)                                                                      49
                                                                                         --------
                                                                                              261
                                                                                         --------
             PAPER PRODUCTS (0.3%)
     3,200   Domtar Corp.(a)                                                                  294
    26,300   MeadWestvaco Corp.(a)                                                            798
    23,711   Stora Enso Oyj(a)                                                                282
    10,204   Svenska Cellulosa AB "B"                                                         164
                                                                                         --------
                                                                                            1,538
                                                                                         --------

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES    SECURITY                                                                       (000)
-------------------------------------------------------------------------------------------------
             PRECIOUS METALS & MINERALS (0.0%)
     2,645   Fresnillo plc                                                               $     65
                                                                                         --------
             SPECIALTY CHEMICALS (0.2%)
     4,100   Albemarle Corp.                                                                  245
     2,600   JSR Corp.                                                                         52
     2,100   Lubrizol Corp.(a)                                                                282
     2,700   Nitto Denko Corp.                                                                143
                                                                                         --------
                                                                                              722
                                                                                         --------
             STEEL (0.1%)
     1,300   Cliffs Natural Resources, Inc.                                                   128
    36,000   Daido Steel Co. Ltd.(a)                                                          204
       953   Voestalpine AG(a)                                                                 45
                                                                                         --------
                                                                                              377
                                                                                         --------
             Total Materials                                                               11,739
                                                                                         --------
             TELECOMMUNICATION SERVICES (1.7%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (1.1%)
     5,745   France Telecom S.A.(a)                                                           129
    11,755   Koninklijke (Royal) KPN N.V.(a)                                                  200
     7,200   Nippon Telegraph & Telephone Corp.(a)                                            323
    84,652   Telecom Italia S.p.A.(a)                                                         130
    80,080   Telecom Italia S.p.A.(a)                                                         108
    24,041   Telefonica S.A.(a)                                                               602
     6,570   TeliaSonera AB(a)                                                                 57
    10,226   Telstra Corp. Ltd.                                                                30
   105,100   Verizon Communications, Inc.(a)                                                4,050
                                                                                         --------
                                                                                            5,629
                                                                                         --------
             WIRELESS TELECOMMUNICATION SERVICES (0.6%)
     4,843   Partner Communications Co.                                                        92
    10,600   SoftBank Corp.(a)                                                                423
    49,000   Telephone & Data Systems, Inc.(a)                                              1,651
   236,048   Vodafone Group plc(a)                                                            669
                                                                                         --------
                                                                                            2,835
                                                                                         --------
             Total Telecommunication Services                                               8,464
                                                                                         --------
             UTILITIES (1.6%)
             ----------------
             ELECTRIC UTILITIES (0.8%)
   126,700   Duke Energy Corp.(a)                                                           2,300
     9,392   E.ON AG(a)                                                                       287
    77,224   Enel S.p.A.(a)                                                                   487
     9,300   Exelon Corp.(a)                                                                  383
    21,908   Iberdrola S.A.(a)                                                                190
     1,800   Kansai Electric Power Co., Inc.                                                   39
       913   Public Power Corp.                                                                16
   181,724   SP AusNet                                                                        165
     2,400   Tohoku Electric Power Co., Inc.                                                   41
                                                                                         --------
                                                                                            3,908
                                                                                         --------
             GAS UTILITIES (0.0%)
    14,293   Snam Rete Gas S.p.A.(a)                                                           80
                                                                                         --------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
    84,100   Genon Energy, Inc.*                                                              320
    20,500   NRG Energy, Inc.*(a)                                                             442
                                                                                         --------
                                                                                              762
                                                                                         --------
             MULTI-UTILITIES (0.4%)
    55,400   Ameren Corp.(a)                                                                1,555
    22,939   Centrica plc                                                                     120

================================================================================

13  | USAA Global Opportunities Fund

================================================================================

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES    SECURITY                                                                       (000)
-------------------------------------------------------------------------------------------------
     4,029   Gaz de France S.A.(a)                                                       $    164
    15,420   National Grid plc(a)                                                             147
     1,032   RWE AG(a)                                                                         66
                                                                                         --------
                                                                                            2,052
                                                                                         --------
             WATER UTILITIES (0.2%)
    26,100   American Water Works Co., Inc.                                                   732
                                                                                         --------
             Total Utilities                                                                7,534
                                                                                         --------
             Total Common Stocks (cost: $208,801)                                         235,873
                                                                                         --------

PRINCIPAL
AMOUNT
$(000)/
SHARES
-------------------------------------------------------------------------------------------------
             PREFERRED SECURITIES (0.1%)

             CONSUMER DISCRETIONARY (0.1%)
             -----------------------------
             AUTOMOBILE MANUFACTURERS (0.1%)
     1,638   Volkswagen AG(a)                                                                 266
                                                                                         --------
             CONSUMER STAPLES (0.0%)
             -----------------------
             HOUSEHOLD PRODUCTS (0.0%)
     1,470   Henkel AG & Co. KGaA(a)                                                           91
                                                                                         --------
             FINANCIALS (0.0%)
             -----------------
             DIVERSIFIED BANKS (0.0%)
       200   US Bancorp, 7.19%, perpetual                                                     168
                                                                                         --------
             GOVERNMENT (0.0%)
             -----------------
             U.S. GOVERNMENT (0.0%)
     6,000   Fannie Mae, 8.25%, perpetual*(a)                                                  11
     6,000   Freddie Mac, 8.38%, perpetual*(a)                                                 10
                                                                                         --------
             Total Government                                                                  21
                                                                                         --------
             Total Preferred Securities (cost: $558)                                          546
                                                                                         --------

NUMBER
OF SHARES
-------------------------------------------------------------------------------------------------
             EXCHANGE-TRADED FUNDS (48.6%)
    21,485   iShares Barclays 7-10 Year Treasury Bond ETF                                   1,998
 1,192,383   iShares MSCI EAFE Index ETF(a)                                                71,650
   350,991   iShares Russell 2000 Index ETF(a)                                             29,543
   267,362   SPDR Trust Series 1(a)                                                        35,428
 2,036,847   Vanguard MSCI Emerging Market ETF(a)                                          99,643
                                                                                         --------
             Total Exchange-Traded Funds (cost: $217,957)                                 238,262
                                                                                         --------
             Total Equity Securities (cost: $427,316)                                     474,681
                                                                                         --------

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

PRINCIPAL                                                                                       MARKET
AMOUNT                                                             COUPON                        VALUE
(000)       SECURITY                                                RATE        MATURITY         (000)
------------------------------------------------------------------------------------------------------
            BONDS (2.1%)

            CORPORATE OBLIGATIONS (1.8%)

            FINANCIALS (1.3%)
            -----------------
            LIFE & HEALTH INSURANCE (0.2%)
$    1,000  StanCorp Financial Group, Inc.(a)                       6.90%       6/01/2067     $    961
                                                                                              --------
            MULTI-LINE INSURANCE (0.6%)
     1,000  Genworth Financial, Inc.(a)                             6.15       11/15/2066          797
       500  Glen Meadow(a),(d)                                      6.51        2/12/2067          445
     1,000  ILFC E-Capital Trust II(a),(d)                          6.25       12/21/2065          845
     1,000  Nationwide Mutual Insurance Co.(a),(d)                  5.81       12/15/2024          950
                                                                                              --------
                                                                                                 3,037
                                                                                              --------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
     1,000  ING Capital Funding Trust III(a)                        3.91(e)             -(f)       974
                                                                                              --------
            REGIONAL BANKS (0.1%)
       500  Webster Capital Trust IV(a)                             7.65        6/15/2037          501
                                                                                              --------
            REITs - RETAIL (0.2%)
     1,000  New Plan Excel Realty Trust, Inc.(a)                    5.13        9/15/2012          971
                                                                                              --------
            Total Financials                                                                     6,444
                                                                                              --------
            INDUSTRIALS (0.2%)
            ------------------
            INDUSTRIAL CONGLOMERATES (0.2%)
     1,000  Textron Financial Corp.(a),(d)                          6.00        2/15/2067          865
                                                                                              --------
            UTILITIES (0.3%)
            ----------------
            ELECTRIC UTILITIES (0.3%)
       985  Texas Competitive Electric Holdings Co., LLC(g)         3.76       10/10/2014          831
       992  Texas Competitive Electric Holdings Co., LLC(g)         3.76       10/10/2014          838
                                                                                              --------
            Total Utilities                                                                      1,669
                                                                                              --------
            Total Corporate Obligations (cost: $5,954)                                           8,978
                                                                                              --------
            EURODOLLAR AND YANKEE OBLIGATIONS (0.3%)

            FINANCIALS (0.3%)
            -----------------
            DIVERSIFIED BANKS (0.2%)
     1,000  BayernLB Capital Trust l                                6.20        3/29/2049          615
       200  LBG Capital No. 1 plc(a)                                8.00                -(f)       193
                                                                                              --------
                                                                                                   808
                                                                                              --------
            MULTI-LINE INSURANCE (0.1%)
       600  Oil Insurance Ltd.(a),(d)                               7.56                -(f)       571
                                                                                              --------
            Total Financials                                                                     1,379
                                                                                              --------
            Total Eurodollar and Yankee Obligations (cost: $933)                                 1,379
                                                                                              --------
            Total Bonds (cost: $6,887)                                                          10,357
                                                                                              --------

================================================================================

15  | USAA Global Opportunities Fund

================================================================================

PRINCIPAL                                                                                       MARKET
AMOUNT                                                                                           VALUE
(000)       SECURITY                                                                             (000)
------------------------------------------------------------------------------------------------------
            MONEY MARKET INSTRUMENTS (1.4%)

            U.S. TREASURY BILLS (0.0%)
$       75  0.38%, 6/16/2011(h),(j),(k)                                                       $     75
                                                                                              --------

NUMBER
OF SHARES
------------------------------------------------------------------------------------------------------
            MONEY MARKET FUNDS (1.4%)
 6,518,624  State Street Institutional Liquid Reserve Fund, 0.21%(i),(k)                         6,519
                                                                                              --------
            Total Money Market Instruments (cost: $6,594)                                        6,594
                                                                                              --------

            TOTAL INVESTMENTS (COST: $440,797)                                                $491,632
                                                                                              ========

NUMBER                                                                                          MARKET
OF                                                                                               VALUE
CONTRACTS   SECURITY                                                                             (000)
------------------------------------------------------------------------------------------------------
            PURCHASED OPTIONS (1.0%)
     9,210  Put - iShares MSCI EAFE Index expiring May 21, 2011 at 57                              801
    10,000  Put - iShares MSCI EAFE Index expiring May 21, 2011 at 58                            1,100
     6,630  Put - iShares MSCI Emerging Market Index expiring May 21, 2011 at 43                   206
     9,000  Put - iShares MSCI Emerging Market Index expiring May 21, 2011 at 46                   639
     4,500  Put - iShares MSCI Emerging Market Index expiring May 21, 2011 at 47                   425
       350  Put - Russell 2000 Index expiring May 21, 2011 at 800                                  446
       500  Put - S&P 500 Index expiring April 16, 2011 at 1,260                                   140
       550  Put - S&P 500 Index expiring April 16, 2011 at 1,280                                   256
       600  Put - S&P 500 Index expiring May 21, 2011 at 1,270                                     918
        76  Put - S&P 500 Index expiring May 21, 2011 at 1,290                                     151
                                                                                              --------
            TOTAL PURCHASED OPTIONS (COST: $8,093)                                            $  5,082
                                                                                              ========

            WRITTEN OPTIONS (1.6%)
    (5,500) Call - iShares MSCI EAFE Index expiring May 21, 2011 at 60                            (982)
    (7,000) Call - iShares MSCI EAFE Index expiring May 21, 2011 at 61                            (857)
    (8,000) Call - iShares MSCI Emerging Market Index expiring May 21, 2011 at 48               (1,508)
    (5,000) Call - iShares MSCI Emerging Market Index expiring May 21, 2011 at 50                 (425)
      (350) Call - Russell 2000 Index expiring May 21, 2011 at 850                                (756)
      (300) Call - S&P 500 Index expiring April 16, 2011 at 1,300                                 (988)
      (300) Call - S&P 500 Index expiring May 21, 2011 at 1,300                                 (1,382)
      (100) Call - S&P 500 Index expiring May 21, 2011 at 1,350                                   (170)
    (4,000) Put - iShares MSCI EAFE Index expiring May 21, 2011 at 53                             (132)
    (4,000) Put - iShares MSCI EAFE Index expiring May 21, 2011 at 54                             (168)
      (300) Put - Russell 2000 Index expiring May 21, 2011 at 740                                 (135)
      (800) Put - S&P 500 Index expiring May 21, 2011 at 1,180                                    (412)
                                                                                              --------
            TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED: $6,577)                                 $ (7,915)
                                                                                              ========

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

                                                                                          UNREALIZED
NUMBER OF                                                                                APPRECIATION/
CONTRACTS                                                  EXPIRATION        CONTRACT   (DEPRECIATION)
LONG/(SHORT)   SECURITY                                       DATE          VALUE (000)      (000)
------------------------------------------------------------------------------------------------------
               FUTURES (.3%)
         7     Euro Stoxx 50 Index Futures                 06/17/2011           $282                 -
         3     FTSE 100 Index Futures                      06/17/2011            283                 2
        13     S&P 500 E-Mini Index Futures                06/17/2011            859                19
         5     Nikkei 225  Index Futures                   06/09/2011            243                 1
                                                                              ------          --------

               TOTAL FUTURES                                                  $1,667          $     22
                                                                              ======          ========

($ IN 000s)                                     VALUATION HIERARCHY
                                                -------------------
                                  (LEVEL 1)
                                QUOTED PRICES        (LEVEL 2)
                                  IN ACTIVE            OTHER            (LEVEL 3)
                                   MARKETS          SIGNIFICANT        SIGNIFICANT
                                FOR IDENTICAL       OBSERVABLE        UNOBSERVABLE
ASSETS                             ASSETS             INPUTS             INPUTS                  TOTAL
------------------------------------------------------------------------------------------------------
EQUITY SECURITIES:
   COMMON STOCKS                $     235,873       $        --       $         --       $     235,873
   PREFERRED SECURITIES                   357               189                 --                 546
   EXCHANGE-TRADED FUNDS              238,262                --                 --             238,262
BONDS:
   CORPORATE OBLIGATIONS                   --             8,978                 --               8,978
   EURODOLLAR AND YANKEE
   OBLIGATIONS                             --             1,379                 --               1,379
MONEY MARKET INSTRUMENTS:
   U.S. TREASURY BILLS                     75                --                 --                  75
   MONEY MARKET FUNDS                   6,519                --                 --               6,519
PURCHASED OPTIONS                       5,082                --                 --               5,082
FUTURES*                                   22                --                 --                  22
------------------------------------------------------------------------------------------------------
TOTAL                           $     486,190       $    10,546       $         --       $     496,736
------------------------------------------------------------------------------------------------------

*Futures are valued at the unrealized appreciation/depreciation on the investment.

                                  (LEVEL 1)
                                QUOTED PRICES        (LEVEL 2)
                                  IN ACTIVE            OTHER            (LEVEL 3)
                                   MARKETS          SIGNIFICANT        SIGNIFICANT
                                FOR IDENTICAL       OBSERVABLE        UNOBSERVABLE
LIABILITIES                      LIABILITIES          INPUTS             INPUTS                  TOTAL
------------------------------------------------------------------------------------------------------
WRITTEN OPTIONS                 $      (7,915)      $        --       $         --       $      (7,915)
------------------------------------------------------------------------------------------------------
TOTAL                           $      (7,915)      $        --       $         --       $      (7,915)
------------------------------------------------------------------------------------------------------

For the period ended March 31, 2011, common stocks with a fair value of $22,567,000 were transferred from Level 2 to Level 1. Due to an assessment of events at the end of the prior reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. At March 31, 2011, it was not necessary to adjust the closing prices for these securities.

================================================================================

17  | USAA Global Opportunities Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2011 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA Global Opportunities Fund (the Fund), which is classified as nondiversified under the 1940 Act.

The Fund is not offered for sale directly to the general public and is available currently for investment through a USAA managed account program or other persons or legal entities that the Fund may approve from time to time.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity

================================================================================

18  | USAA Global Opportunities Fund

================================================================================

securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the

================================================================================

19  | USAA Global Opportunities Fund

================================================================================

measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain preferred equity securities and all bonds, except U.S. Treasuries, valued based on methods discussed in Note A5.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FUTURES CONTRACTS -- The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

D. OPTION TRANSACTIONS -- The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium

================================================================================

                                         Notes to Portfolio of Investments |  20

================================================================================

paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

Premiums received from writing options are recorded as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

G. As of March 31, 2011, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and

================================================================================

21  | USAA Global Opportunities Fund

================================================================================

depreciation of investments as of March 31, 2011, were $52,666,000 and $4,842,000 respectively, resulting in net unrealized depreciation of $47,824,000.

H. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $489,846,000 at March 31, 2011, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 44.1% of net assets at March 31, 2011.

I. The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

iShares Exchange-traded funds, managed by BlackRock, Inc., that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on securities exchanges.

REIT          Real estate investment trust

SPDR Exchange-traded funds, managed by State Street Global Advisers, that represent a portfolio of stocks designed to closely track a specific market index. SPDR is an acronym for the first member of the fund family, Standard & Poor's Depositary Receipts, which tracks the S&P 500 Index. SPDRs are traded on securities exchanges.

SPECIFIC NOTES

(a) At March 31, 2011, the security, or a portion thereof, is segregated to cover the notional value of outstanding written call options.

(b) Security was fair valued at March 31, 2011, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.

================================================================================

                                         Notes to Portfolio of Investments |  22

================================================================================

(c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at March 31, 2011, was zero.

(d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

(e) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at March 31, 2011.

(f) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(g) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at March 31, 2011. The weighted average life of the loan is likely to be substantially shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

(h) Zero-coupon security. Rate represents the effective yield at the date of purchase.

(i) Rate represents the money market fund annualized seven-day yield at March 31, 2011. Security, or a portion thereof, is segregated to cover the value of open futures contracts at March 31, 2011.

(j) Security with a value of $75,000 is segregated as collateral for initial margin requirements on open futures contracts.

(k) Security, or a portion thereof, is segregated to cover the value of open futures contracts at March 31, 2011.

*     Non-income-producing security.

================================================================================

23  | USAA Global Opportunities Fund




ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.















                                 SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended March 31, 2011

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    May 31, 2011
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    May 31, 2011
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    May 31, 2011
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.